Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
May 31, 2025
Z5I-NPRT1-0725
1.9881568.108
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	27,774	1,855,581
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	76,583	24,263,026
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	31,126	5,949,112
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	36,562	5,852,479
UNITED STATES - 99.1%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc	878,604	24,425,191
Verizon Communications Inc	515,519	22,662,215
		47,087,406
Entertainment - 1.7%
Electronic Arts Inc	29,219	4,201,108
Live Nation Entertainment Inc (b)	19,154	2,627,737
Netflix Inc (b)	52,374	63,227,465
Take-Two Interactive Software Inc (b)	20,769	4,699,609
TKO Group Holdings Inc Class A	8,125	1,282,206
Walt Disney Co/The	221,350	25,021,404
Warner Bros Discovery Inc (b)	273,892	2,730,703
		103,790,232
Interactive Media & Services - 6.4%
Alphabet Inc Class A	714,458	122,701,017
Alphabet Inc Class C	578,668	100,022,764
Match Group Inc	31,744	950,415
Meta Platforms Inc Class A	268,151	173,625,091
		397,299,287
Media - 0.5%
Charter Communications Inc Class A (b)	11,875	4,705,706
Comcast Corp Class A	462,257	15,980,225
Fox Corp Class A	26,461	1,453,767
Fox Corp Class B	16,621	835,704
Interpublic Group of Cos Inc/The	46,453	1,113,014
News Corp Class A	46,170	1,303,841
News Corp Class B	13,040	426,669
Omnicom Group Inc	24,444	1,795,167
Paramount Global Class B (c)	70,932	858,277
		28,472,370
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	58,739	14,226,586
TOTAL COMMUNICATION SERVICES		590,875,881

Consumer Discretionary - 10.6%
Automobiles - 2.1%
Ford Motor Co	476,967	4,950,917
General Motors Co	121,746	6,039,819
Tesla Inc (b)	342,684	118,726,299
		129,717,035
Broadline Retail - 3.9%
Amazon.com Inc (b)	1,155,012	236,789,011
eBay Inc	58,359	4,270,128
		241,059,139
Distributors - 0.1%
Genuine Parts Co	17,173	2,172,728
LKQ Corp	31,614	1,279,418
Pool Corp	4,610	1,385,720
		4,837,866
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	52,859	6,818,811
Booking Holdings Inc	4,055	22,379,261
Caesars Entertainment Inc (b)	25,390	682,483
Carnival Corp (b)	128,380	2,980,984
Chipotle Mexican Grill Inc (b)	166,187	8,322,645
Darden Restaurants Inc	14,314	3,066,202
Domino's Pizza Inc	4,256	2,016,578
DoorDash Inc Class A (b)	41,574	8,674,415
Expedia Group Inc Class A	15,110	2,519,593
Hilton Worldwide Holdings Inc	29,376	7,298,173
Las Vegas Sands Corp	41,706	1,716,619
Marriott International Inc/MD Class A1	27,923	7,366,925
McDonald's Corp	87,752	27,540,965
MGM Resorts International (b)	28,540	903,291
Norwegian Cruise Line Holdings Ltd (b)	52,557	927,631
Royal Caribbean Cruises Ltd	30,240	7,770,773
Starbucks Corp	139,242	11,689,366
Wynn Resorts Ltd	10,697	968,506
Yum! Brands Inc	34,286	4,935,127
		128,578,348
Household Durables - 0.3%
DR Horton Inc	34,924	4,123,128
Garmin Ltd	18,771	3,809,950
Lennar Corp Class A	28,376	3,010,126
Mohawk Industries Inc (b)	6,261	629,919
NVR Inc (b)	367	2,611,546
PulteGroup Inc	24,734	2,424,674
		16,609,343
Leisure Products - 0.0%
Hasbro Inc	16,505	1,101,049
Specialty Retail - 1.8%
AutoZone Inc (b)	2,057	7,678,863
Best Buy Co Inc	23,581	1,562,949
CarMax Inc (b)	18,620	1,200,245
Home Depot Inc/The	121,650	44,802,479
Lowe's Cos Inc	69,229	15,627,062
O'Reilly Automotive Inc (b)	7,062	9,657,285
Ross Stores Inc	40,298	5,645,347
TJX Cos Inc/The	137,654	17,468,293
Tractor Supply Co	65,021	3,147,016
Ulta Beauty Inc (b)	5,705	2,689,679
Williams-Sonoma Inc	15,099	2,442,414
		111,921,632
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	18,698	1,973,013
Lululemon Athletica Inc (b)	13,682	4,332,679
NIKE Inc Class B	144,916	8,780,460
Ralph Lauren Corp Class A	4,987	1,380,451
Tapestry Inc	24,972	1,961,551
		18,428,154
TOTAL CONSUMER DISCRETIONARY		652,252,566

Consumer Staples - 5.9%
Beverages - 1.2%
Brown-Forman Corp Class B	21,704	723,611
Coca-Cola Co/The	474,243	34,192,921
Constellation Brands Inc Class A	19,039	3,394,463
Keurig Dr Pepper Inc	165,634	5,576,897
Molson Coors Beverage Co Class B	20,933	1,121,799
Monster Beverage Corp (b)	85,761	5,484,416
PepsiCo Inc	168,195	22,109,233
		72,603,340
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	54,357	56,541,064
Dollar General Corp	26,994	2,625,167
Dollar Tree Inc (b)	24,992	2,255,778
Kroger Co/The	81,421	5,555,355
Sysco Corp	60,163	4,391,899
Target Corp	56,003	5,264,842
Walgreens Boots Alliance Inc	85,869	966,026
Walmart Inc	531,157	52,435,819
		130,035,950
Food Products - 0.6%
Archer-Daniels-Midland Co	58,436	2,820,706
Bunge Global SA	16,285	1,272,673
Conagra Brands Inc	57,674	1,320,158
General Mills Inc	67,396	3,656,907
Hershey Co/The	18,010	2,894,027
Hormel Foods Corp	36,393	1,116,537
JM Smucker Co	12,866	1,448,840
Kellanova	32,879	2,716,792
Kraft Heinz Co/The	106,835	2,855,700
Lamb Weston Holdings Inc	17,056	951,384
McCormick & Co Inc/MD	30,861	2,244,521
Mondelez International Inc	158,849	10,720,719
The Campbell's Company	23,362	795,241
Tyson Foods Inc Class A	35,156	1,974,361
		36,788,566
Household Products - 1.1%
Church & Dwight Co Inc	29,951	2,944,483
Clorox Co/The	15,114	1,993,234
Colgate-Palmolive Co	99,666	9,262,958
Kimberly-Clark Corp	40,593	5,835,650
Procter & Gamble Co/The	287,178	48,788,670
		68,824,995
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	28,312	1,895,205
Kenvue Inc	234,394	5,594,985
		7,490,190
Tobacco - 0.8%
Altria Group Inc	207,842	12,597,303
Philip Morris International Inc	190,315	34,368,986
		46,966,289
TOTAL CONSUMER STAPLES		362,709,330

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	121,780	4,511,949
Halliburton Co	106,880	2,093,778
Schlumberger NV	171,712	5,675,082
		12,280,809
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	44,208	751,978
Chevron Corp	204,636	27,973,741
ConocoPhillips	156,502	13,357,446
Coterra Energy Inc	90,114	2,190,671
Devon Energy Corp	80,427	2,433,721
Diamondback Energy Inc	22,854	3,075,006
EOG Resources Inc	68,798	7,469,399
EQT Corp	72,826	4,014,897
Expand Energy Corp	25,704	2,985,006
Exxon Mobil Corp	532,851	54,510,658
Hess Corp	34,056	4,501,863
Kinder Morgan Inc	236,137	6,621,281
Marathon Petroleum Corp	38,758	6,229,961
Occidental Petroleum Corp	82,426	3,361,332
ONEOK Inc	75,866	6,133,007
Phillips 66	50,691	5,752,415
Targa Resources Corp	26,873	4,244,053
Texas Pacific Land Corp	2,305	2,567,839
Valero Energy Corp	38,514	4,967,151
Williams Cos Inc/The	149,299	9,034,082
		172,175,507
TOTAL ENERGY		184,456,316

Financials - 14.3%
Banks - 3.5%
Bank of America Corp	810,888	35,784,488
Citigroup Inc	230,052	17,327,517
Citizens Financial Group Inc	54,246	2,188,826
Fifth Third Bancorp	81,813	3,124,438
Huntington Bancshares Inc/OH	179,602	2,807,179
JPMorgan Chase & Co	342,353	90,381,193
KeyCorp	119,971	1,902,740
M&T Bank Corp	20,350	3,716,724
PNC Financial Services Group Inc/The	48,335	8,401,106
Regions Financial Corp	111,535	2,391,310
Truist Financial Corp	161,078	6,362,581
US Bancorp	191,602	8,351,931
Wells Fargo & Co	402,746	30,117,346
		212,857,379
Capital Markets - 3.3%
Ameriprise Financial Inc	11,765	5,991,209
Bank of New York Mellon Corp/The	88,116	7,807,959
Blackrock Inc	17,834	17,475,358
Blackstone Inc	89,718	12,449,270
Cboe Global Markets Inc	12,764	2,924,488
Charles Schwab Corp/The	208,680	18,434,791
CME Group Inc Class A	44,102	12,745,478
Coinbase Global Inc Class A (b)	25,628	6,320,377
FactSet Research Systems Inc	4,694	2,151,072
Franklin Resources Inc	37,029	801,307
Goldman Sachs Group Inc/The	38,248	22,966,012
Intercontinental Exchange Inc	70,338	12,646,772
Invesco Ltd	53,473	773,219
KKR & Co Inc Class A	82,517	10,022,515
MarketAxess Holdings Inc	4,756	1,029,246
Moody's Corp	18,977	9,096,056
Morgan Stanley	151,654	19,416,262
MSCI Inc	9,526	5,372,855
Nasdaq Inc	50,521	4,220,524
Northern Trust Corp	24,058	2,567,951
Raymond James Financial Inc	22,444	3,298,819
S&P Global Inc	38,585	19,788,703
State Street Corp	35,482	3,416,207
T Rowe Price Group Inc	27,243	2,549,672
		204,266,122
Consumer Finance - 0.6%
American Express Co	67,998	19,994,812
Capital One Financial Corp	78,088	14,770,345
Synchrony Financial	47,594	2,743,794
		37,508,951
Financial Services - 4.7%
Apollo Global Management Inc	54,912	7,176,449
Berkshire Hathaway Inc Class B (b)	224,408	113,092,657
Corpay Inc (b)	8,516	2,768,637
Fidelity National Information Services Inc	65,098	5,182,452
Fiserv Inc (b)	69,743	11,353,463
Global Payments Inc	30,461	2,303,156
Jack Henry & Associates Inc	8,809	1,595,927
Mastercard Inc Class A	99,687	58,376,707
PayPal Holdings Inc (b)	121,312	8,525,807
Visa Inc Class A	210,979	77,047,421
		287,422,676
Insurance - 2.2%
AFLAC Inc	60,292	6,242,634
Allstate Corp/The	32,361	6,791,603
American International Group Inc	72,430	6,130,475
Aon PLC	26,392	9,819,935
Arch Capital Group Ltd	46,126	4,383,815
Arthur J Gallagher & Co	31,192	10,837,348
Assurant Inc	6,259	1,270,452
Brown & Brown Inc	29,039	3,278,503
Chubb Ltd	45,698	13,581,446
Cincinnati Financial Corp	19,053	2,873,573
Erie Indemnity Co Class A	3,040	1,089,870
Everest Group Ltd	5,324	1,848,440
Globe Life Inc	10,231	1,246,852
Hartford Insurance Group Inc/The	35,418	4,598,673
Loews Corp	21,224	1,895,091
Marsh & McLennan Cos Inc	60,193	14,064,697
MetLife Inc	70,864	5,568,493
Principal Financial Group Inc	26,021	2,026,776
Progressive Corp/The	71,737	20,440,024
Prudential Financial Inc	43,416	4,510,488
The Travelers Companies, Inc.	27,811	7,667,493
W R Berkley Corp	36,589	2,732,832
Willis Towers Watson PLC	12,142	3,843,550
		136,743,063
TOTAL FINANCIALS		878,798,191

Health Care - 9.6%
Biotechnology - 1.6%
AbbVie Inc	216,169	40,231,214
Amgen Inc	65,798	18,961,668
Biogen Inc (b)	17,974	2,332,845
Gilead Sciences Inc	152,580	16,796,006
Incyte Corp (b)	19,608	1,275,696
Moderna Inc (b)	40,545	1,076,875
Regeneron Pharmaceuticals Inc	12,903	6,326,083
Vertex Pharmaceuticals Inc (b)	31,463	13,908,219
		100,908,606
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	212,218	28,348,081
Align Technology Inc (b)	8,531	1,543,599
Baxter International Inc	63,201	1,927,631
Becton Dickinson & Co	34,992	6,039,269
Boston Scientific Corp (b)	180,337	18,982,273
Cooper Cos Inc/The (b)	24,673	1,684,672
Dexcom Inc (b)	47,633	4,086,911
Edwards Lifesciences Corp (b)	72,221	5,649,127
GE HealthCare Technologies Inc	55,745	3,932,252
Hologic Inc (b)	27,971	1,738,957
IDEXX Laboratories Inc (b)	10,078	5,173,642
Insulet Corp (b)	8,600	2,795,258
Intuitive Surgical Inc (b)	43,674	24,122,897
Medtronic PLC	157,153	13,040,556
ResMed Inc	17,884	4,377,824
Solventum Corp (b)	16,910	1,235,952
STERIS PLC	12,018	2,946,934
Stryker Corp	42,098	16,108,379
Zimmer Biomet Holdings Inc	24,290	2,238,809
		145,973,023
Health Care Providers & Services - 1.8%
Cardinal Health Inc	29,394	4,539,609
Cencora Inc	21,086	6,141,087
Centene Corp (b)	60,329	3,404,969
Cigna Group/The	33,619	10,645,120
CVS Health Corp	154,805	9,913,712
DaVita Inc (b)	5,253	715,773
Elevance Health Inc	28,412	10,905,662
HCA Healthcare Inc	21,954	8,373,036
Henry Schein Inc (b)	15,694	1,098,423
Humana Inc	14,897	3,472,938
Labcorp Holdings Inc	10,200	2,539,494
McKesson Corp	15,367	11,056,710
Molina Healthcare Inc (b)	6,792	2,071,832
Quest Diagnostics Inc	13,581	2,354,131
UnitedHealth Group Inc	112,680	34,019,219
Universal Health Services Inc Class B	7,136	1,358,338
		112,610,053
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	34,791	3,893,809
Bio-Techne Corp	18,757	907,839
Charles River Laboratories International Inc (b)	6,119	829,920
Danaher Corp	78,417	14,891,388
IQVIA Holdings Inc (b)	20,392	2,861,609
Mettler-Toledo International Inc (b)	2,555	2,952,354
Revvity Inc	15,327	1,385,867
Thermo Fisher Scientific Inc	46,855	18,874,131
Waters Corp (b)	7,295	2,547,706
West Pharmaceutical Services Inc	8,971	1,891,535
		51,036,158
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co	248,849	12,014,430
Eli Lilly & Co	96,488	71,176,303
Johnson & Johnson	294,716	45,742,870
Merck & Co Inc	309,791	23,804,340
Pfizer Inc	694,387	16,311,151
Viatris Inc	145,976	1,283,129
Zoetis Inc Class A	54,851	9,249,524
		179,581,747
TOTAL HEALTH CARE		590,109,587

Industrials - 8.7%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	8,876	6,660,195
Boeing Co (b)	91,880	19,048,562
GE Aerospace	131,454	32,325,853
General Dynamics Corp	31,093	8,659,090
Howmet Aerospace Inc	49,743	8,450,838
Huntington Ingalls Industries Inc	4,925	1,098,571
L3Harris Technologies Inc	23,096	5,643,277
Lockheed Martin Corp	25,642	12,369,188
Northrop Grumman Corp	16,631	8,062,210
RTX Corp	163,079	22,257,022
Textron Inc	22,114	1,637,099
TransDigm Group Inc	6,850	10,058,746
		136,270,651
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	14,418	1,383,695
Expeditors International of Washington Inc	17,327	1,953,273
FedEx Corp	27,066	5,903,095
United Parcel Service Inc Class B	89,757	8,754,898
		17,994,961
Building Products - 0.6%
A O Smith Corp	14,956	961,820
Allegion plc	10,559	1,506,769
Builders FirstSource Inc (b)	14,411	1,551,776
Carrier Global Corp	98,596	7,020,035
Johnson Controls International plc	81,115	8,222,628
Lennox International Inc	3,930	2,218,289
Masco Corp	25,577	1,596,516
Trane Technologies PLC	27,429	11,801,877
		34,879,710
Commercial Services & Supplies - 0.6%
Cintas Corp	41,936	9,498,504
Copart Inc (b)	106,878	5,502,079
Republic Services Inc	25,007	6,434,051
Rollins Inc	34,805	1,992,586
Veralto Corp	30,216	3,052,722
Waste Management Inc	44,838	10,804,614
		37,284,556
Construction & Engineering - 0.0%
Quanta Services Inc	18,090	6,196,910
Electrical Equipment - 0.9%
AMETEK Inc	28,430	5,081,578
Eaton Corp PLC	48,465	15,518,493
Emerson Electric Co	69,245	8,266,468
GE Vernova Inc	33,783	15,978,684
Generac Holdings Inc (b)	7,096	866,634
Hubbell Inc	6,581	2,563,826
Rockwell Automation Inc	13,781	4,348,595
		52,624,278
Ground Transportation - 0.9%
CSX Corp	236,754	7,479,059
JB Hunt Transport Services Inc	9,650	1,339,902
Norfolk Southern Corp	27,849	6,882,045
Old Dominion Freight Line Inc	22,983	3,681,187
Uber Technologies Inc (b)	255,790	21,527,286
Union Pacific Corp	74,010	16,405,057
		57,314,536
Industrial Conglomerates - 0.5%
3M Co	66,549	9,872,544
Honeywell International Inc	79,669	18,058,572
		27,931,116
Machinery - 1.6%
Caterpillar Inc	58,585	20,389,338
Cummins Inc	16,845	5,415,331
Deere & Co	31,035	15,711,779
Dover Corp	16,770	2,980,868
Fortive Corp	41,721	2,928,397
IDEX Corp	9,141	1,653,698
Illinois Tool Works Inc	32,812	8,041,565
Ingersoll Rand Inc	49,192	4,016,035
Nordson Corp	6,623	1,404,009
Otis Worldwide Corp	48,703	4,643,831
PACCAR Inc	64,062	6,012,219
Parker-Hannifin Corp	15,733	10,457,725
Pentair PLC	19,929	1,976,558
Snap-on Inc	6,436	2,064,347
Stanley Black & Decker Inc	18,871	1,234,729
Westinghouse Air Brake Technologies Corp	20,865	4,221,407
Xylem Inc/NY	29,559	3,725,616
		96,877,452
Passenger Airlines - 0.1%
Delta Air Lines Inc	78,054	3,777,033
Southwest Airlines Co	73,216	2,443,950
United Airlines Holdings Inc (b)	40,133	3,188,366
		9,409,349
Professional Services - 0.7%
Amentum Holdings Inc	897	18,531
Automatic Data Processing Inc	49,870	16,234,181
Broadridge Financial Solutions Inc	14,232	3,455,957
Dayforce Inc (b)	20,015	1,182,486
Equifax Inc	15,096	3,988,212
Jacobs Solutions Inc	14,745	1,862,294
Leidos Holdings Inc	16,073	2,387,162
Paychex Inc	39,196	6,189,440
Paycom Software Inc	5,750	1,489,768
Verisk Analytics Inc	17,325	5,442,476
		42,250,507
Trading Companies & Distributors - 0.3%
Fastenal Co	140,068	5,790,411
United Rentals Inc	7,995	5,663,498
WW Grainger Inc	5,425	5,900,013
		17,353,922
TOTAL INDUSTRIALS		536,387,948

Information Technology - 30.9%
Communications Equipment - 0.9%
Arista Networks Inc	126,239	10,937,347
Cisco Systems Inc	487,548	30,735,026
F5 Inc (b)	7,144	2,038,755
Juniper Networks Inc	40,089	1,440,397
Motorola Solutions Inc	20,428	8,485,383
		53,636,908
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	148,479	13,352,716
CDW Corp/DE	16,286	2,937,343
Corning Inc	93,816	4,652,335
Jabil Inc	13,550	2,276,536
Keysight Technologies Inc (b)	21,039	3,303,965
Teledyne Technologies Inc (b)	5,702	2,844,500
Trimble Inc (b)	30,417	2,167,820
Zebra Technologies Corp Class A (b)	6,226	1,804,107
		33,339,322
IT Services - 0.8%
Akamai Technologies Inc (b)	18,253	1,385,950
Cognizant Technology Solutions Corp Class A	60,704	4,916,417
EPAM Systems Inc (b)	7,116	1,241,670
Gartner Inc (b)	9,361	4,085,328
GoDaddy Inc Class A (b)	17,258	3,143,545
IBM Corporation	113,203	29,326,369
VeriSign Inc	9,974	2,717,616
		46,816,895
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices Inc (b)	198,451	21,974,479
Analog Devices Inc	60,877	13,026,460
Applied Materials Inc	99,479	15,593,333
Broadcom Inc	573,962	138,938,981
Enphase Energy Inc (b)	15,838	655,535
First Solar Inc (b)	13,286	2,100,251
Intel Corp	531,265	10,386,231
KLA Corp	16,233	12,286,433
Lam Research Corp	157,495	12,724,021
Microchip Technology Inc	65,875	3,823,385
Micron Technology Inc	136,630	12,906,070
Monolithic Power Systems Inc	5,832	3,860,201
NVIDIA Corp	2,998,821	405,230,683
ON Semiconductor Corp (b)	52,123	2,190,208
QUALCOMM Inc	135,413	19,661,968
Skyworks Solutions Inc	19,991	1,379,979
Teradyne Inc	19,730	1,550,778
Texas Instruments Inc	111,436	20,376,073
		698,665,069
Software - 11.1%
Adobe Inc (b)	53,306	22,126,788
ANSYS Inc (b)	10,651	3,523,564
Autodesk Inc (b)	26,385	7,813,126
Cadence Design Systems Inc (b)	33,509	9,619,429
Crowdstrike Holdings Inc Class A (b)	30,171	14,221,704
Fair Isaac Corp (b)	2,985	5,152,946
Fortinet Inc (b)	77,952	7,933,955
Gen Digital Inc	65,388	1,862,249
Intuit Inc	34,274	25,824,431
Microsoft Corp	910,286	419,059,263
Oracle Corp	198,664	32,884,852
Palantir Technologies Inc Class A (b)	251,007	33,077,702
Palo Alto Networks Inc (b)	81,192	15,622,965
PTC Inc (b)	14,778	2,487,433
Roper Technologies Inc	13,149	7,498,480
Salesforce Inc	117,184	31,097,118
Servicenow Inc (b)	25,226	25,505,756
Synopsys Inc (b)	18,947	8,791,029
Tyler Technologies Inc (b)	5,230	3,017,658
Workday Inc Class A (b)	26,132	6,473,158
		683,593,606
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	1,839,473	369,458,152
Dell Technologies Inc Class C	38,039	4,232,600
Hewlett Packard Enterprise Co	160,906	2,780,456
HP Inc	114,225	2,844,203
NetApp Inc	25,007	2,479,694
Seagate Technology Holdings PLC	25,979	3,063,963
Super Micro Computer Inc (b)(c)	62,090	2,484,842
Western Digital Corp (b)	42,151	2,172,883
		389,516,793
TOTAL INFORMATION TECHNOLOGY		1,905,568,593

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	27,298	7,613,685
Albemarle Corp	14,026	782,090
CF Industries Holdings Inc	21,028	1,907,450
Corteva Inc	84,075	5,952,510
Dow Inc	86,181	2,390,661
DuPont de Nemours Inc	51,273	3,425,036
Eastman Chemical Co	14,333	1,123,277
Ecolab Inc	30,886	8,203,939
International Flavors & Fragrances Inc	31,349	2,400,079
Linde PLC	58,315	27,266,929
LyondellBasell Industries NV Class A1	31,175	1,761,076
Mosaic Co/The	39,779	1,437,613
PPG Industries Inc	28,270	3,132,316
Sherwin-Williams Co/The	28,324	10,162,934
		77,559,595
Construction Materials - 0.1%
Martin Marietta Materials Inc	7,523	4,119,219
Vulcan Materials Co	16,101	4,267,892
		8,387,111
Containers & Packaging - 0.2%
Amcor PLC	278,648	2,538,483
Avery Dennison Corp	9,685	1,721,315
Ball Corp	37,028	1,983,960
International Paper Co	64,277	3,073,084
Packaging Corp of America	11,034	2,131,438
Smurfit WestRock PLC	60,471	2,620,208
		14,068,488
Metals & Mining - 0.3%
Freeport-McMoRan Inc	175,629	6,758,204
Newmont Corp	139,554	7,357,287
Nucor Corp	28,627	3,130,649
Steel Dynamics Inc	17,411	2,142,771
		19,388,911
TOTAL MATERIALS		119,404,105

Real Estate - 2.1%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	18,618	1,306,797
Healthpeak Properties Inc	84,378	1,469,021
Ventas Inc	53,375	3,430,945
Welltower Inc	74,584	11,506,820
		17,713,583
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	85,449	1,323,605
Industrial REITs - 0.2%
Prologis Inc	113,700	12,347,820
Office REITs - 0.0%
BXP Inc	18,112	1,219,481
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	36,281	4,535,851
CoStar Group Inc (b)	52,025	3,826,959
		8,362,810
Residential REITs - 0.3%
AvalonBay Communities Inc	17,571	3,633,156
Camden Property Trust	12,912	1,517,031
Equity Residential	41,685	2,923,786
Essex Property Trust Inc	7,885	2,238,552
Invitation Homes Inc	69,771	2,351,283
Mid-America Apartment Communities Inc	14,319	2,243,071
UDR Inc	36,429	1,509,252
		16,416,131
Retail REITs - 0.3%
Federal Realty Investment Trust	9,605	917,085
Kimco Realty Corp	84,791	1,802,657
Realty Income Corp	106,968	6,056,528
Regency Centers Corp	19,800	1,428,570
Simon Property Group Inc	37,488	6,113,168
		16,318,008
Specialized REITs - 0.9%
American Tower Corp	57,215	12,281,200
Crown Castle Inc	53,199	5,338,520
Digital Realty Trust Inc	38,655	6,630,106
Equinix Inc	11,949	10,620,510
Extra Space Storage Inc	25,881	3,911,913
Iron Mountain Inc	35,762	3,530,067
Public Storage Operating Co	19,268	5,942,444
SBA Communications Corp Class A	13,111	3,040,310
VICI Properties Inc	130,040	4,123,568
Weyerhaeuser Co	88,770	2,300,030
		57,718,668
TOTAL REAL ESTATE		131,420,106

Utilities - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp	31,762	1,976,549
American Electric Power Co Inc	64,980	6,724,780
Constellation Energy Corp	38,328	11,734,117
Duke Energy Corp	95,231	11,210,593
Edison International	47,354	2,635,250
Entergy Corp	52,168	4,344,551
Evergy Inc	28,434	1,888,302
Eversource Energy	44,865	2,907,701
Exelon Corp	122,944	5,387,406
FirstEnergy Corp	62,947	2,639,997
NextEra Energy Inc	251,837	17,789,767
NRG Energy Inc	24,800	3,866,320
PG&E Corp	270,190	4,560,807
Pinnacle West Capital Corp	13,823	1,261,072
PPL Corp	90,226	3,135,354
Southern Co/The	134,402	12,096,180
Xcel Energy Inc	70,511	4,942,821
		99,101,567
Gas Utilities - 0.0%
Atmos Energy Corp	19,397	3,000,328
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	84,977	857,418
Vistra Corp	41,674	6,691,594
		7,549,012
Multi-Utilities - 0.6%
Ameren Corp	32,888	3,186,189
CenterPoint Energy Inc	79,548	2,962,368
CMS Energy Corp	36,541	2,566,274
Consolidated Edison Inc	42,290	4,418,882
Dominion Energy Inc	103,054	5,840,070
DTE Energy Co	25,257	3,451,369
NiSource Inc	57,996	2,293,162
Public Service Enterprise Group Inc	61,184	4,957,740
Sempra	77,407	6,083,416
WEC Energy Group Inc	39,143	4,205,524
		39,964,994
Water Utilities - 0.1%
American Water Works Co Inc	23,700	3,388,389
TOTAL UTILITIES		153,004,290

TOTAL UNITED STATES		6,104,986,913
TOTAL COMMON STOCKS (Cost $4,083,429,784)		6,142,907,111

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $2,288,108)	4.25	2,310,000	2,288,266

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	20,248,719	20,252,769
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	2,878,681	2,878,969
TOTAL MONEY MARKET FUNDS (Cost $23,131,738)			23,131,738

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,108,849,630)	6,168,327,115
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,951,721)
NET ASSETS - 100.0%	6,163,375,394

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	70	Jun 2025	20,706,000	2,318,117	2,318,117

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,139,677.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,492,719	191,567,959	194,807,909	345,842	-	-	20,252,769	20,248,719	0.0%
Fidelity Securities Lending Cash Central Fund	4,867,807	16,162,995	18,151,833	1,089	-	-	2,878,969	2,878,681	0.0%
Total	28,360,526	207,730,954	212,959,742	346,931	-	-	23,131,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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